Net loss per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Net loss per share
Note 6 - Net loss per share
The following table presents the computation of basic and diluted net loss per share:

	For the six months ended June 30,
	2026	2025
Class A and B Common Shares
Net loss attributable to shareholders of the parent entity	(842,448)	(1,193,079)
Weighted-average number of common shares outstanding:
Basic and diluted	3,978,760	2,114,848
Net loss per share (in ones):
Basic and diluted	(0.21)	(0.56)
On December 9, 2025, Polestar's Class A, Class B, Class C-1 and Class C-2 ADS's ratio changed from the current ADS ratio of one (1) ADS to one (1) ordinary share to the underlying ADS Ratio of one (1) ADS to thirty (30) ordinary shares. There were no changes to the Company's Class A, Class B, Class C-1 or Class C-2 ordinary shares, therefore, the shares used in the net loss per share calculations have not been impacted by the change in the ratio of ADSs to ordinary shares to 1:30. For further information on the ADS ratio change, refer to Note 21 - Equity included in the 2025 Consolidated Financial Statements.